Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Nov. 03, 2014	Dec. 31, 2013	Aug. 31, 2013
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	$ 12,155,063	$ 11,576,250		$ 10,507,333	$ 10,500,000
Less: Discount	(1,944,922)	(1,949,555)		(2,020,750)
PIK Note Payable, Net	10,210,141	9,626,695		8,486,583
PIK Note Derivative Liability	554,128	478,149		2,250,000
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	19,848,486	19,848,486	$ 19,848,486
Less: Discount	(16,250,358)	(16,450,742)	(7,348,486)
PIK Note Payable, Net	3,598,128	3,397,744
PIK Note Derivative Liability	9,600,625	9,557,476	$ 9,557,476
Payment in Kind (PIK) Note [Member]
Note 7 - Convertible Debt (PIK Notes) (Details) - Liability Components of the PIK Notes [Line Items]
PIK Note Payable, Gross	32,003,549	31,424,736		10,507,333
Less: Discount	(18,195,280)	(18,400,297)		(2,020,750)
PIK Note Payable, Net	13,808,269	13,024,439		8,486,583
PIK Note Derivative Liability	10,154,753	10,035,625		2,250,000
Less: Discount	(18,195,280)	(18,400,297)		$ (2,020,750)
PIK Note Derivative Liability	$ 10,154,753	$ 10,035,625